Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (84.9%)
Advertising (0.1%)
$136	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$144,330

Aerospace and Defense (0.6%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	254,170
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	843,270

					1,097,440

Auto Parts & Equipment (2.6%)
2,310	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,460,150
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	1,063,270
1,000	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,000,990
250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	279,375

					4,803,785

Automakers (0.6%)
400	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	440,476
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, B1)	07/15/28	6.250	728,183

					1,168,659

Brokerage (0.7%)
1,098	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,181,723

Building & Construction (1.1%)
800	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	836,540
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,103,650

					1,940,190

Building Materials (3.6%)
1,265	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,241,560
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,734,562
1,200	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	1,164,282
450	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	451,798
600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/24 @ 102.19)(1)	(B+, B2)	10/01/29	4.375	605,253
200	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B1)	01/15/29	5.250	210,250
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	535,540
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	554,375

					6,497,620

Cable & Satellite TV (4.0%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	734,649
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,011
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	889,312
600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	593,250

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	$1,066,948
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,476,300
600	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	615,066
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	699,578
1,077	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,114,695

					7,241,809

Chemicals (3.5%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	211,000
500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/18/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	512,187
800	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	805,000
1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,457,388
800	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (1)	(B-, Caa1)	10/15/29	6.625	800,000
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1)	(CCC+, Caa2)	10/01/29	6.250	347,270
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(3),(4),(5),(6)	(NR, NR)	05/01/18	0.000	3,730
1,000	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,007,515
400	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	403,512
800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(B, B3)	03/15/29	4.625	797,000

					6,344,602

Consumer/Commercial/Lease Financing (1.1%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	2,018,737

Diversified Capital Goods (2.0%)
950	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	979,687
800	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	822,000
400	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	400,506
400	Madison IAQ LLC, Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.94)(1)	(CCC+, Caa1)	06/30/29	5.875	403,522
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(BB-, Ba3)	10/01/26	6.125	1,080,000

					3,685,715

Electronics (1.4%)
200	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	217,250
1,085	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,196,212
235	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	239,512
800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(7)	(BB-, Ba3)	06/15/29	4.000	819,456

					2,472,430

Energy - Exploration & Production (1.8%)
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	586,272

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	$582,313
235	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1)	(B, B3)	07/31/29	7.750	235,881
395	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, B3)	03/01/28	8.125	422,611
1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/21 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,429,762

					3,256,839

Environmental (0.4%)
425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	446,828
200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	201,472

					648,300

Food - Wholesale (0.3%)
600	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	616,563

Gaming (3.5%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	335,563
1,301	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,362,797
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/21 @ 100.00)(1)	(CCC, Caa2)	10/15/24	6.750	2,105,355
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 11/01/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	1,518,579
750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	863,438
220	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/15/23 @ 104.25)(1)	(B-, Caa1)	11/15/27	8.500	238,813

					6,424,545

Gas Distribution (3.2%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/01/21 @ 100.94)	(B, B1)	06/15/24	5.625	749,062
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/01/21 @ 103.25)	(B, B1)	10/01/25	6.500	424,499
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/01/21 @ 104.69)	(B, B1)	05/15/26	6.250	663,650
1,000	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,045,800
200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1)	(BB+, Ba3)	02/15/30	4.250	202,860
950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(B+, B1)	09/30/26	6.500	909,625
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	520,625
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	636,169
200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	207,750
500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	541,875

					5,901,915

Health Facilities (1.4%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Baa3)	09/01/28	5.625	893,212
800	Mozart Debt Merger Sub, Inc., Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	800,000
400	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1)	(NR, Caa1)	10/01/29	5.250	400,000

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities
$500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(7)	(CCC, Caa2)	04/15/27	10.000	$540,625

					2,633,837

Health Services (3.2%)
450	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	463,234
705	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	718,324
120	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	126,787
1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	1,894,498
1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,992,552
235	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	242,063
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	406,755

					5,844,213

Insurance Brokerage (4.0%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,836,196
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,116,510
700	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	708,263
293	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	303,645
200	AmWINS Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(B-, B3)	06/30/29	4.875	203,250
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	824,121
625	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	633,594
1,600	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,635,856

					7,261,435

Investments & Misc. Financial Services (1.4%)
1,185	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,244,475
1,200	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,257,000

					2,501,475

Machinery (2.9%)
1,025	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,039,094
1,000	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,026,790
300	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	328,878
470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	487,625
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	421,500
200	Mueller Water Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB, Ba1)	06/15/29	4.000	207,290
1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 10/04/21 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,521,204
200	Roller Bearing Co. of America, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.19)(1)	(B+, B2)	10/15/29	4.375	205,250

					5,237,631

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media - Diversified (0.4%)
$550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 11/01/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	$451,412
250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1),(7)	(CCC+, B3)	04/15/28	5.875	229,823

					681,235

Media Content (0.9%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CC, Ca)	08/15/27	6.625	430,396
615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC, Caa1)	08/15/26	5.375	406,669
200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	203,625
587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	635,428

					1,676,118

Metals & Mining - Excluding Steel (1.7%)
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/12/21 @ 101.81)(1)	(B, NR)	04/01/23	7.250	203,750
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/12/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	1,561,875
200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	205,250
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	115,934
1,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	1,015,000

					3,101,809

Oil Field Equipment & Services (0.4%)
265	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(4),(5),(8),(9)	(NR, NR)	11/15/25	5.000	324,386
400	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	406,500

					730,886

Oil Refining & Marketing (0.5%)
980	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	989,800

Packaging (5.0%)
400	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	405,000
133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 11/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	137,236
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,027,500
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	419,580
1,130	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	1,150,182
525	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	520,419
2,310	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/21 @ 101.56)(1)	(B, B3)	10/15/25	6.250	2,354,006
1,980	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,028,965

					9,042,888

Personal & Household Products (0.2%)
1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 11/08/21 @ 102.22)(1),(3),(4),(5)	(NR, NR)	03/15/25	0.000	11,813

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products
$400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	$390,502

					402,315

Pharmaceuticals (4.1%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	533,750
400	Bausch Health Cos., Inc. Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB, Ba2)	06/01/28	4.875	415,000
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	265,000
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	511,315
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	653,814
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	691,306
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/01/21 @ 101.47)(1)	(B-, B3)	10/15/24	5.875	638,901
400	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	400,542
940	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	961,338
800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	849,000
1,400	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,452,570

					7,372,536

Real Estate Development & Management (1.4%)
718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	776,337
1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(7)	(CCC+, NR)	05/01/25	7.875	1,809,523

					2,585,860

Real Estate Investment Trusts (2.4%)
1,071	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,063,772
1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,464,750
200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	211,750
242	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/01/21 @ 100.00)	(B+, NR)	12/15/21	5.000	242,635
1,385	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	1,454,569

					4,437,476

Recreation & Travel (5.1%)
400	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	413,500
407	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC+, B3)	04/15/27	5.375	418,701
1,325	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC+, B3)	07/15/29	5.250	1,361,835
750	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(CCC+, B2)	06/15/26	5.750	775,714
500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(7)	(CCC-, Caa2)	11/15/27	6.625	504,817
655	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	688,801
450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B-, Caa1)	08/15/29	5.250	460,328
400	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	430,252
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	1,162,219

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$517	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(7)	(B-, B3)	04/15/27	5.500	$534,449
350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	373,188
2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,160,948

					9,284,752

Software - Services (5.1%)
2,105	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	2,123,682
400	Booz Allen Hamilton, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.00)(1)	(BB-, Ba2)	07/01/29	4.000	411,000
610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	639,573
1,300	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,308,125
1,375	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,308,278
257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	268,244
1,400	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	1,574,377
587	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	632,680
160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	165,400
750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	793,414

					9,224,773

Specialty Retail (2.3%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	41,175
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	513,095
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 11/01/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	990,688
400	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	410,928
200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	201,500
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/01/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,521,572
450	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB, Ba2)	08/15/29	4.000	455,063

					4,134,021

Steel Producers/Products (0.1%)
132	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(BB-, Ba2)	10/17/25	9.875	151,635

Support - Services (5.7%)
426	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	426,000
674	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	673,798
1,100	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,086,932
475	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	466,084
400	Clarivate Science Holdings Corp., Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	07/01/29	4.875	401,600
1,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	1,592,000

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$1,835	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	$1,883,875
2,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,025,000
388	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	403,035
750	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	792,248
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	620,594

					10,371,166

Tech Hardware & Equipment (1.7%)
759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/12/21 @ 102.00)(1)	(CCC+, B3)	06/15/25	6.000	770,962
340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	323,911
685	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	686,713
1,200	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,242,432

					3,024,018

Telecom - Wireline Integrated & Services (1.9%)
374	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/07/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	388,571
856	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	840,417
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 103.94)(1),(3)	(D, NR)	12/31/24	0.000	291,610
1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,406,156
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	206,750
400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	406,072

					3,539,576

Theaters & Entertainment (2.0%)
1,538	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(8)	(CCC-, Ca)	06/15/26	12.000	1,489,495
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	1,037,730
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	725,630
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	330,688

					3,583,543

Transport Infrastructure/Services (0.6%)
1,141	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 10/11/21 @ 100.00)(1)	(CCC-, Caa2)	08/15/22	11.250	1,146,311

TOTAL CORPORATE BONDS (Cost $153,754,851)					154,404,511

BANK LOANS (33.8%)
Aerospace & Defense (1.1%)
1,050	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(5),(10)	(NR, NR)	01/31/28	10.000	1,055,250
1,000	Peraton Corp., LIBOR 1M + 7.750%(10)	(NR, NR)	02/01/29	8.500	1,022,500

					2,077,750

Auto Parts & Equipment (0.9%)
728	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, B3)	05/19/23	4.371	709,962
226	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(8),(10)	(CCC-, Caa3)	03/02/26	11.000	224,386

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Auto Parts & Equipment
$328	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(8),(10)	(B-, Caa1)	08/28/25	7.000	$326,118
371	U.S. Farathane LLC, LIBOR 3M + 4.250%(10)	(B, B2)	12/23/24	5.250	369,894

					1,630,360

Banking (0.5%)
896	Citco Funding LLC(11)	(NR, Ba3)	09/28/23	0.000	896,028

Building & Construction (0.4%)
739	TRC Companies, Inc., LIBOR 1M + 4.500%(5),(10)	(B, B2)	06/21/24	5.250	738,061

Chemicals (6.7%)
1,470	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(10)	(BB-, B1)	08/27/26	5.500	1,489,781
1,995	Atotech B.V.(11)	(B+, B1)	03/18/28	0.000	1,994,791
1,305	Ferro Corp. (Term Loan B1)(11)	(BB-, Ba3)	02/14/24	0.000	1,304,531
343	Ferro Corp. (Term Loan B2)(11)	(BB-, Ba3)	02/14/24	0.000	342,763
336	Ferro Corp. (Term Loan B3)(11)	(BB-, Ba3)	02/14/24	0.000	335,470
1,909	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(B-, Caa1)	03/31/25	4.500	1,900,079
1,452	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, PRIME + 3.750%(5),(10)	(B-, B3)	10/15/25	4.874 – 7.000	1,451,525
76	UTEX Industries, Inc., LIBOR 1M + 7.000%(10)	(NR, NR)	12/03/25	8.500	76,995
67	UTEX Industries, Inc., LIBOR 1M + 5.250%(10)	(NR, NR)	12/03/25	11.000	65,577
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(10)	(CCC-, Caa3)	10/27/25	9.250	1,700,563
1,499	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B3)	08/12/24	5.000	1,466,448

					12,128,523

Diversified Capital Goods (1.0%)
514	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B, B1)	01/02/26	4.586	517,470
688	Electrical Components International, Inc., PRIME + 7.500%(5),(10)	(B-, B2)	06/26/25	10.750	689,135
600	GrafTech Finance, Inc., LIBOR 1M + 3.000%(10)	(BB, Ba3)	02/12/25	3.500	601,121

					1,807,726

Electronics (2.1%)
750	CPI International, Inc., LIBOR 1M + 7.250%(5),(6),(10)	(CCC, Caa2)	07/26/25	8.250	700,813
1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa1)	12/01/25	8.500	1,554,852
1,545	Idemia Group, LIBOR 3M + 4.500%(10)	(B-, B3)	01/09/26	5.250	1,549,411

					3,805,076

Food & Drug Retailers (0.4%)
800	WOOF Holdings, Inc., LIBOR 6M + 7.250%(10)	(CCC, Caa2)	12/21/28	8.000	811,504

Food - Wholesale (0.4%)
644	United Natural Foods, Inc., LIBOR 1M + 3.500%(10)	(B, B2)	10/22/25	3.584	644,752

Gas Distribution (1.4%)
1,449	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(5),(10)	(B, B2)	11/01/24	3.621	1,440,205
1,147	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(10)	(B, B3)	09/27/24	6.500	1,150,042

					2,590,247

Health Services (2.2%)
1,912	Athenahealth, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	02/11/26	4.377	1,919,723
563	Carestream Health, Inc., LIBOR 6M + 6.750%(10)	(B-, B1)	05/08/23	7.750	566,031
620	PPD, Inc., LIBOR 1M + 2.000%(10)	(BB-, Ba2)	01/13/28	2.500	620,116
824	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(10)	(B-, B3)	12/10/27	6.250	828,664

					3,934,534

Investments & Misc. Financial Services (1.4%)
1,500	AqGen Ascensus, Inc., LIBOR 2M + 6.500%(5),(10)	(CCC, Caa2)	08/02/29	7.000	1,500,000
865	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(10)	(CCC, Caa2)	04/07/28	7.500	895,673
570	Ditech Holding Corp.(3)	(NR, NR)	06/30/22	0.000	114,451

					2,510,124

Life Insurance (0.5%)
1,016	Vida Capital, Inc., LIBOR 1M + 6.000%(5),(10)	(B-, B2)	10/01/26	6.084	937,375

Machinery (0.9%)
490	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000%(5),(10)	(B, B1)	09/30/26	4.132	491,354

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery
$798	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(10)	(CCC+, Caa2)	09/06/26	6.834	$797,266
441	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	09/06/25	3.584	435,673

					1,724,293

Managed Care (1.0%)
1,810	Inovalon Holdings, Inc.(11)	(B+, B2)	04/02/25	0.000	1,810,648

Medical Products (0.9%)
965	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(10)	(CCC+, B3)	06/15/23	6.000	936,340
695	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(5),(10)	(CCC+, B3)	07/02/25	7.250	696,420

					1,632,760

Packaging (0.2%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(10)	(CC, C)	10/31/25	8.750	310,500

Personal & Household Products (1.1%)
1,242	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(10)	(B, B2)	08/10/23	8.500	1,257,914
753	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(10)	(B-, Caa2)	08/10/23	8.500	718,669

					1,976,583

Pharmaceuticals (0.6%)
1,060	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	10/01/25	8.500	1,079,421

Printing and Publishing (0.4%)
693	ProQuest LLC(11)	(B, B2)	10/23/26	0.000	693,468

Real Estate Investment Trusts (0.4%)
644	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(5),(10)	(B+, Ba2)	04/23/26	3.250	644,313

Recreation & Travel (1.8%)
1,113	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(5),(10)	(CCC-, Caa3)	09/04/26	7.871	1,057,789
983	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B3)	09/05/25	3.871	953,513
532	Hornblower Sub LLC, LIBOR 3M + 4.750%(10)	(CCC-, Caa2)	04/27/25	5.750	504,956
773	Hornblower Sub LLC, LIBOR 6M + 8.125%(5),(10)	(NR, NR)	11/10/25	8.281	811,856

					3,328,114

Restaurants (0.1%)
15	Golden Nugget, Inc., LIBOR 3M + 12.000%(5),(10)	(NR, NR)	10/04/23	13.000	16,535
200	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	8.250	200,075

					216,610

Software - Services (3.1%)
1,212	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	4.332	1,208,361
1,750	Epicor Software Corp., LIBOR 1M + 7.750%(10)	(CCC, Caa2)	07/31/28	8.750	1,802,937
469	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	466,139
1,721	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	1,734,347
479	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(10)	(B, B2)	07/07/24	5.750	481,720

					5,693,504

Support - Services (1.7%)
2,315	Change Healthcare Holdings LLC(11)	(B+, B1)	03/01/24	0.000	2,315,016
164	Nuvei Technologies Corp., LIBOR 3M + 2.500%(10)	(B+, Ba3)	10/30/25	3.000	164,560
650	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(6),(10)	(CCC, Caa1)	08/25/25	8.750	653,250

					3,132,826

Telecom - Wireline Integrated & Services (0.5%)
875	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(6),(10)	(CCC, Caa2)	07/23/26	7.580	850,937

Theaters & Entertainment (2.1%)
2,289	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(CCC+, B3)	07/03/26	5.500	2,296,815
1,577	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B3)	05/18/25	2.840	1,549,283

					3,846,098

TOTAL BANK LOANS (Cost $61,724,072)					61,452,135

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (6.9%)
Collateralized Debt Obligations (6.9%)
$ 650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(10)	(NR, Ba3)	07/20/34	7.534	$649,841
500	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	477,501
1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550% (1),(10)	(BB-, NR)	01/20/32	7.684	995,594
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940% (1),(10)	(BB-, NR)	10/15/32	8.066	750,332
1,000	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 6.310% (1),(10)	(NR, Ba2)	07/17/28	6.444	1,000,073
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950% (1),(10)	(NR, Baa3)	04/20/32	4.084	1,001,100
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(10)	(BB-, NR)	01/17/33	6.484	1,000,698
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(10)	(BB-, NR)	04/20/34	6.854	983,988
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(NR, Ba3)	01/20/29	6.884	1,000,005
1,000	KKR CLO Ltd., Rule 144A, LIBOR 3M + 7.110% (1),(10)	(BB-, NR)	10/20/34	7.242	988,539
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	7.364	1,000,592
750	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660% (1),(10)	(BB-, NR)	10/20/31	7.794	750,522
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	997,093
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(10)	(BB-, NR)	01/20/34	7.844	998,460

TOTAL ASSET BACKED SECURITIES (Cost $12,481,141)					12,594,338

Number of Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
18,270	Jason Group, Inc.(12)				191,838

Building & Construction (0.0%)
5	White Forest Resources, Inc.(4),(5),(12)				—

Chemicals (0.2%)
2,794	Project Investor Holdings LLC(4),(5),(6),(12)				28
46,574	Proppants Holdings LLC(4),(5),(6),(12)				466
10,028	UTEX Industries, Inc.(12)				461,288

					461,782

Oil Field Equipment & Services (0.0%)
2,820	Pioneer Energy Services Corp.(4),(5),(12)				44,556

Pharmaceuticals (0.3%)
45,583	Akorn Holding Company LLC(12)				505,196

Support - Services (0.1%)
800	LTR Holdings LLC(4),(5),(6),(12)				104,408
433	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(12)				—
39	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(12)				—
96	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(12)				1

					104,409

TOTAL COMMON STOCKS (Cost $2,267,834)					1,307,781

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(12) (Cost $6,054)				—

SHORT-TERM INVESTMENTS (12.5%)
18,335,300	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%				18,335,300
4,283,353	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13)				4,283,353

TOTAL SHORT-TERM INVESTMENTS (Cost $22,618,653)					22,618,653

TOTAL INVESTMENTS AT VALUE (138.8%) (Cost $252,852,605)					252,377,418

LIABILITIES IN EXCESS OF OTHER ASSETS (-38.8%)					(70,597,504)

NET ASSETS (100.0%)					$181,779,914

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2021 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $152,405,341 or 83.8% of net assets.

(2)	This security is denominated in British Pound.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(5)	Security is valued using significant unobservable inputs.
(6)	Illiquid security (unaudited).
(7)	Security or portion thereof is out on loan.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Convertible security.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2021. The rate may be subject to a cap and floor.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of September 30, 2021.

(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2021.

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	13,000	USD	16,854	10/13/21	Barclays Bank PLC	$16,854	$17,529	$675
USD	42,355	EUR	35,385	10/13/21	Deutsche Bank AG	(42,355)	(41,016)	1,339
USD	1,021,318	EUR	861,962	10/13/21	Morgan Stanley	(1,021,318)	(999,132)	22,186

								$24,200

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	897,347	USD	1,061,356	10/13/21	Deutsche Bank AG	$1,061,356	$1,040,148	$(21,208)
USD	703,122	GBP	543,172	10/13/21	Deutsche Bank AG	(703,122)	(732,391)	(29,269)

								$(50,477)

								$(26,277)

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$154,064,582	$339,929		$154,404,511
Bank Loans	—	48,060,067	13,392,068		61,452,135
Asset Backed Securities	—	12,594,338	—		12,594,338
Common Stocks	—	1,158,322	149,459		1,307,781
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	18,335,300	4,283,353	—		22,618,653

	$18,335,300	$220,160,662	$13,881,456		$252,377,418

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$24,200	$—		$24,200

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$50,477	$—		$50,477

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1) Includes zero valued securities.

The following is a reconciliation of investments as of September 30, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of December 31, 2020	$117,591	$11,862,301	$526,478	$0	(1)	$12,506,370
Accrued discounts (premiums)	—	(43,229)	—	—		(43,229)
Purchases	6,471	7,338,207	—	—		7,344,678
Sales	—	(6,350,510)	(416,732)	—		(6,767,242)
Realized gain (loss)	—	3,603	349,011	—		352,614
Change in unrealized appreciation (depreciation)	204,055	276,761	(309,298)	—		171,518
Transfers into Level 3	11,812	3,949,520	—	—		3,961,332
Transfers out of Level 3	—	(3,644,585)	—	—		(3,644,585)

Balance as of September 30, 2021	$339,929	$13,392,068	$149,459	$0	(1)	$13,881,456

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$204,055	$161,438	$(28,263)	—		$337,230

(1) Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 09/30/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$13,392,068	Vendor pricing	Single Broker Quote	$0.58 – $1.09 ($0.98)
Common Stocks	$45,051	Income Approach	Expected Remaining Distribution	$0.00 – $15.80 ($15.63)
	$104,408	Market Approach	EBITDA Multiples	7.6 (N/A)
Corporate Bonds	$328,116	Income Approach	Expected Remaining Distribution	$0.01 – $1.22 ($1.21)
	$11,813	Vendor pricing	Single Broker Quote	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2021, $3,961,332 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,644,585 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.